AB Variable Products Series Fund, Inc.

AB Dynamic Asset Allocation Portfolio

Portfolio of Investments

March 31, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 56.1%
Financials - 8.8%
Banks - 4.3%
AIB Group PLC	5,844	$26,298
Aozora Bank Ltd.	2,000	49,424
Australia & New Zealand Banking Group Ltd.	31,095	575,081
Banco Bilbao Vizcaya Argentaria SA	73,153	417,984
Banco de Sabadell SA	68,373	68,149
Banco Santander SA	178,775	830,147
Bank Hapoalim BM	14,749	98,017
Bank Leumi Le-Israel BM	16,778	109,922
Bank of America Corp.	61,645	1,700,786
Bank of East Asia Ltd. (The)	41,231	134,033
Bank of Ireland Group PLC	11,605	69,259
Bank of Kyoto Ltd. (The)	400	16,748
Bank of Queensland Ltd.	7,933	51,291
Bankia SA	10,832	28,085
Bankinter SA	7,353	56,043
Barclays PLC	188,978	380,652
BB&T Corp.	5,150	239,629
Bendigo & Adelaide Bank Ltd.	9,233	63,544
BNP Paribas SA	13,908	661,856
BOC Hong Kong Holdings Ltd.	39,500	163,922
CaixaBank SA	42,465	132,796
Chiba Bank Ltd. (The)	11,000	59,817
Citigroup, Inc.	16,479	1,025,323
Citizens Financial Group, Inc.	3,119	101,367
Comerica, Inc.	1,100	80,652
Commerzbank AG (a)	15,814	122,599
Commonwealth Bank of Australia	19,262	966,838
Concordia Financial Group Ltd.	11,221	43,384
Credit Agricole SA	14,327	172,983
Danske Bank A/S	7,940	139,567
DBS Group Holdings Ltd.	21,665	404,418
DNB ASA	9,303	171,359
Erste Group Bank AG	3,207	117,869
Fifth Third Bancorp	4,340	109,455
First Republic Bank/CA	1,073	107,794
Fukuoka Financial Group, Inc.	1,800	39,970
Hang Seng Bank Ltd.	8,100	200,012
HSBC Holdings PLC	219,920	1,787,036
Huntington Bancshares, Inc./OH	7,165	90,852
ING Groep NV	36,740	445,189
Intesa Sanpaolo SpA	165,706	404,408
Japan Post Bank Co., Ltd.	3,855	42,120
JPMorgan Chase & Co.	22,415	2,269,070
KBC Group NV	3,064	214,207
KeyCorp	6,925	109,069
Lloyds Banking Group PLC	821,886	665,873
M&T Bank Corp.	915	143,673
Mebuki Financial Group, Inc.	16,800	43,001
Mediobanca Banca di Credito Finanziario SpA	12,965	134,993
Mitsubishi UFJ Financial Group, Inc.	135,900	672,133
Mizrahi Tefahot Bank Ltd.	1,057	21,785
Mizuho Financial Group, Inc.	253,500	392,284
National Australia Bank Ltd.	30,446	547,059
Nordea Bank Abp	28,914	220,176
Oversea-Chinese Banking Corp., Ltd.	29,000	237,092
People’s United Financial, Inc.	2,465	40,525
PNC Financial Services Group, Inc. (The)	3,130	383,926

Company	Shares	U.S. $ Value
Raiffeisen Bank International AG	1,307	$29,358
Regions Financial Corp.	6,925	97,989
Resona Holdings, Inc.	21,000	90,974
Royal Bank of Scotland Group PLC	53,666	172,808
Seven Bank Ltd.	16,218	47,944
Shinsei Bank Ltd.	3,700	52,650
Shizuoka Bank Ltd. (The)	4,000	30,472
Skandinaviska Enskilda Banken AB-Class A	16,190	140,253
Societe Generale SA	9,446	272,928
Standard Chartered PLC	34,982	269,653
Sumitomo Mitsui Financial Group, Inc.	14,300	500,768
Sumitomo Mitsui Trust Holdings, Inc.	3,200	115,005
SunTrust Banks, Inc.	2,990	177,157
SVB Financial Group (a)	386	85,831
Svenska Handelsbanken AB-Class A	14,254	150,494
Swedbank AB-Class A	8,621	121,840
UniCredit SpA	17,422	223,794
United Overseas Bank Ltd.	12,000	223,889
US Bancorp	10,215	492,261
Wells Fargo & Co.	28,575	1,380,744
Westpac Banking Corp.	38,249	705,060
Zions Bancorp NA	1,230	55,854

		24,039,270

Capital Markets - 1.4%
3i Group PLC	9,721	124,656
Affiliated Managers Group, Inc.	307	32,883
Ameriprise Financial, Inc.	945	121,054
Amundi SA (b)	1,517	95,536
ASX Ltd.	1,453	72,178
Bank of New York Mellon Corp. (The)	6,115	308,379
BlackRock, Inc.-Class A	877	374,803
Cboe Global Markets, Inc.	746	71,198
Charles Schwab Corp. (The)	8,090	345,928
CME Group, Inc.-Class A	2,450	403,221
Credit Suisse Group AG (a)	28,090	327,429
Daiwa Securities Group, Inc.	16,000	77,989
Deutsche Bank AG	19,693	160,538
Deutsche Boerse AG	2,077	266,312
E*TRADE Financial Corp.	1,670	77,538
Franklin Resources, Inc.	1,920	63,629
Goldman Sachs Group, Inc. (The)	2,338	448,873
Hargreaves Lansdown PLC	4,023	97,734
Hong Kong Exchanges & Clearing Ltd.	13,451	469,958
Intercontinental Exchange, Inc.	3,830	291,616
Invesco Ltd.	2,730	52,716
Investec PLC	5,877	33,867
Japan Exchange Group, Inc.	4,965	88,620
Julius Baer Group Ltd. (a)	2,130	86,163
London Stock Exchange Group PLC	3,987	246,620
Macquarie Group Ltd.	3,705	341,216
Moody’s Corp.	1,145	207,348
Morgan Stanley	8,770	370,094
MSCI, Inc.-Class A	557	110,754
Nasdaq, Inc.	760	66,492
Natixis SA	21,759	116,548
Nomura Holdings, Inc.	38,855	140,408
Northern Trust Corp.	1,460	131,999
Partners Group Holding AG	158	114,939

Company	Shares	U.S. $ Value
Raymond James Financial, Inc.	809	$65,052
S&P Global, Inc.	1,660	349,513
SBI Holdings, Inc./Japan	2,468	55,188
Schroders PLC	1,291	45,460
Singapore Exchange Ltd.	21,000	113,519
St. James’s Place PLC	4,994	66,925
State Street Corp.	2,535	166,828
T. Rowe Price Group, Inc.	1,625	162,695
UBS Group AG (a)	42,353	513,892

		7,878,308

Consumer Finance - 0.2%
Acom Co., Ltd.	13,014	46,529
American Express Co.	4,710	514,803
Capital One Financial Corp.	3,213	262,470
Credit Saison Co., Ltd.	3,500	46,308
Discover Financial Services	2,210	157,264
Synchrony Financial	4,418	140,934

		1,168,308

Diversified Financial Services - 0.7%
AMP Ltd.	28,155	42,049
Berkshire Hathaway, Inc.-Class B (a)	13,114	2,634,472
Challenger Ltd.	12,809	75,493
EXOR NV	3,679	238,928
Groupe Bruxelles Lambert SA	768	74,665
IHS Markit Ltd. (a)	2,361	128,391
Industrivarden AB-Class C	4,979	104,412
Investor AB-Class B	4,336	195,453
Jefferies Financial Group, Inc.	1,855	34,855
Kinnevik AB	4,676	121,277
ORIX Corp.	14,110	202,727
Pargesa Holding SA	1,023	80,229
Standard Life Aberdeen PLC	24,984	85,871
Wendel SA	844	106,360

		4,125,182

Insurance - 2.2%
Admiral Group PLC	2,010	56,855
Aegon NV	38,312	184,030
Aflac, Inc.	5,110	255,500
Ageas	1,646	79,397
AIA Group Ltd.	128,423	1,284,200
Allianz SE	4,871	1,085,490
Allstate Corp. (The)	2,300	216,614
American International Group, Inc.	5,893	253,753
Aon PLC	1,665	284,215
Arthur J Gallagher & Co.	1,202	93,876
Assicurazioni Generali SpA	11,115	206,078
Assurant, Inc.	310	29,422
Aviva PLC	43,251	232,579
Baloise Holding AG	926	153,045
Brighthouse Financial, Inc. (a)	797	28,923
Chubb Ltd.	3,132	438,731
Cincinnati Financial Corp.	960	82,464
CNP Assurances	4,544	100,050
Dai-ichi Life Holdings, Inc.	11,850	164,968
Direct Line Insurance Group PLC	13,089	60,212

Company	Shares	U.S. $ Value
Everest Re Group Ltd.	294	$63,492
Gjensidige Forsikring ASA	3,690	63,783
Hannover Rueck SE	795	114,234
Hartford Financial Services Group, Inc. (The)	2,375	118,085
Insurance Australia Group Ltd.	22,589	123,304
Japan Post Holdings Co., Ltd.	16,700	195,454
Legal & General Group PLC	63,405	227,537
Lincoln National Corp.	1,390	81,593
Loews Corp.	1,790	85,795
Mapfre SA	17,737	48,891
Marsh & McLennan Cos., Inc.	3,390	318,321
Medibank Pvt Ltd.	39,307	77,154
MetLife, Inc.	6,570	279,685
MS&AD Insurance Group Holdings, Inc.	4,800	146,249
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,588	376,347
NN Group NV	7,137	296,945
Principal Financial Group, Inc.	1,740	87,331
Progressive Corp. (The)	3,845	277,186
Prudential Financial, Inc.	2,765	254,048
Prudential PLC	28,434	569,973
QBE Insurance Group Ltd.	13,053	114,200
RSA Insurance Group PLC	10,859	71,861
Sampo Oyj-Class A	4,765	215,963
SCOR SE	3,333	141,960
Sompo Holdings, Inc.	4,000	148,132
Sony Financial Holdings, Inc.	4,130	77,941
Suncorp Group Ltd.	12,247	119,952
Swiss Life Holding AG (a)	342	150,685
Swiss Re AG	3,176	310,438
T&D Holdings, Inc.	5,500	57,919
Tokio Marine Holdings, Inc.	7,300	353,661
Torchmark Corp.	652	53,431
Travelers Cos., Inc. (The)	1,830	251,003
Tryg A/S	1,821	49,990
Unum Group	1,420	48,039
Willis Towers Watson PLC	887	155,802
Zurich Insurance Group AG	1,604	530,983

		11,947,769

		49,158,837

Information Technology - 7.8%
Communications Equipment - 0.5%
Arista Networks, Inc. (a)	335	105,344
Cisco Systems, Inc.	30,290	1,635,357
F5 Networks, Inc. (a)	380	59,634
Juniper Networks, Inc.	2,240	59,293
Motorola Solutions, Inc.	1,145	160,781
Nokia Oyj	62,192	354,284
Telefonaktiebolaget LM Ericsson-Class B	28,969	266,859

		2,641,552

Electronic Equipment, Instruments & Components - 0.6%
Alps Alpine Co., Ltd.	2,053	42,924
Amphenol Corp.-Class A	2,050	193,602
Corning, Inc.	5,405	178,905
FLIR Systems, Inc.	910	43,298
Hamamatsu Photonics KK	1,600	62,069

Company	Shares	U.S. $ Value
Hexagon AB-Class B	4,263	$222,795
Hirose Electric Co., Ltd.	315	33,169
Hitachi High-Technologies Corp.	1,881	77,289
Hitachi Ltd.	10,400	337,902
Ingenico Group SA	930	66,431
IPG Photonics Corp. (a)	273	41,436
Keyence Corp.	1,054	658,956
Keysight Technologies, Inc. (a)	1,228	107,082
Kyocera Corp.	3,100	182,537
Murata Manufacturing Co., Ltd.	6,000	300,270
Nippon Electric Glass Co., Ltd.	2,938	78,060
Omron Corp.	1,800	84,566
Shimadzu Corp.	2,000	58,050
TDK Corp.	1,200	94,445
TE Connectivity Ltd.	2,260	182,495
Venture Corp., Ltd.	4,005	53,211
Yaskawa Electric Corp.	2,723	85,975
Yokogawa Electric Corp.	4,500	93,446

		3,278,913

IT Services - 1.7%
Accenture PLC-Class A	4,335	763,047
Adyen NV (a)(b)	83	65,101
Akamai Technologies, Inc. (a)	1,005	72,069
Alliance Data Systems Corp.	330	57,743
Amadeus IT Group SA-Class A	4,677	374,856
Atos SE	677	65,356
Automatic Data Processing, Inc.	2,920	466,441
Broadridge Financial Solutions, Inc.	819	84,922
Capgemini SE	1,557	188,929
Cognizant Technology Solutions Corp.-Class A	3,880	281,106
Computershare Ltd.	3,663	44,528
DXC Technology Co.	1,868	120,131
Fidelity National Information Services, Inc.	2,220	251,082
Fiserv, Inc. (a)	2,650	233,942
FleetCor Technologies, Inc. (a)	661	162,996
Fujitsu Ltd.	1,800	130,175
Gartner, Inc. (a)	640	97,075
Global Payments, Inc.	1,009	137,749
International Business Machines Corp.	6,168	870,305
Jack Henry & Associates, Inc.	547	75,891
Mastercard, Inc.-Class A	6,160	1,450,372
Nomura Research Institute Ltd.	1,300	59,214
NTT Data Corp.	6,010	66,445
Obic Co., Ltd.	730	73,821
Otsuka Corp.	1,200	44,895
Paychex, Inc.	2,145	172,029
PayPal Holdings, Inc. (a)	7,935	823,970
Total System Services, Inc.	1,060	100,711
VeriSign, Inc. (a)	775	140,709
Visa, Inc.-Class A	11,850	1,850,852
Western Union Co. (The)-Class W	2,930	54,117
Wirecard AG	1,262	158,536
Wix.com Ltd. (a)	485	58,603

		9,597,718

Company	Shares	U.S. $ Value
Semiconductors & Semiconductor Equipment - 1.5%
Advanced Micro Devices, Inc. (a)	5,883	$150,134
Analog Devices, Inc.	2,510	264,228
Applied Materials, Inc.	6,635	263,144
ASM Pacific Technology Ltd.	900	10,057
ASML Holding NV	3,784	711,202
Broadcom, Inc.	2,859	859,730
Disco Corp.	309	44,252
Infineon Technologies AG	10,766	213,731
Intel Corp.	30,740	1,650,738
KLA-Tencor Corp.	1,060	126,575
Lam Research Corp.	1,029	184,201
Maxim Integrated Products, Inc.	1,775	94,377
Microchip Technology, Inc. (c)	1,595	132,321
Micron Technology, Inc. (a)	7,520	310,802
NVIDIA Corp.	4,135	742,481
NXP Semiconductors NV	3,835	338,976
Qorvo, Inc. (a)	768	55,089
QUALCOMM, Inc.	8,094	461,601
Renesas Electronics Corp. (a)	9,161	42,572
Rohm Co., Ltd.	1,300	81,451
Skyworks Solutions, Inc.	1,124	92,707
STMicroelectronics NV	12,251	181,711
SUMCO Corp.	2,522	28,211
Texas Instruments, Inc.	6,475	686,803
Tokyo Electron Ltd.	1,689	245,003
Xilinx, Inc.	1,735	219,981

		8,192,078

Software - 2.2%
Adobe, Inc. (a)	3,360	895,406
ANSYS, Inc. (a)	612	111,819
Autodesk, Inc. (a)	1,525	237,626
Cadence Design Systems, Inc. (a)	1,864	118,383
Check Point Software Technologies Ltd. (a)	1,392	176,074
Citrix Systems, Inc.-Class C	880	87,701
Dassault Systemes SE	1,424	212,245
Fortinet, Inc. (a)	919	77,168
Intuit, Inc.	1,800	470,538
Micro Focus International PLC	4,754	123,601
Microsoft Corp.	52,233	6,160,360
Nice Ltd. (a)	596	72,793
Oracle Corp.	17,156	921,449
Oracle Corp./Japan	500	33,624
Red Hat, Inc. (a)	1,240	226,548
Sage Group PLC (The)	12,240	111,872
salesforce.com, Inc. (a)	5,162	817,506
SAP SE	10,475	1,210,957
Symantec Corp.	4,255	97,823
Synopsys, Inc. (a)	1,022	117,683
Temenos AG (a)	662	97,668
Trend Micro, Inc./Japan	1,600	78,033

		12,456,877

Company	Shares	U.S. $ Value
Technology Hardware, Storage & Peripherals - 1.3%
Apple, Inc.	30,475	$5,788,726
Brother Industries Ltd.	2,200	40,860
Canon, Inc.	11,400	330,999
FUJIFILM Holdings Corp.	4,200	191,302
Hewlett Packard Enterprise Co.	9,560	147,511
HP, Inc.	10,610	206,152
Konica Minolta, Inc.	6,000	59,161
NEC Corp.	2,500	84,732
NetApp, Inc.	1,640	113,718
Ricoh Co., Ltd.	6,000	62,833
Seagate Technology PLC	1,750	83,807
Seiko Epson Corp.	2,700	41,418
Western Digital Corp.	1,863	89,536
Xerox Corp.	1,386	44,324

		7,285,079

		43,452,217

Health Care - 7.3%
Biotechnology - 0.9%
AbbVie, Inc.	10,162	818,956
Alexion Pharmaceuticals, Inc. (a)	1,480	200,066
Amgen, Inc.	4,278	812,734
BeiGene Ltd. (Sponsored ADR) (a)	364	48,048
Biogen, Inc. (a)	1,365	322,659
Celgene Corp. (a)	4,730	446,228
CSL Ltd.	4,876	676,556
Genmab A/S (a)	540	93,700
Gilead Sciences, Inc.	8,715	566,562
Grifols SA	3,644	102,178
Incyte Corp. (a)	1,140	98,051
Regeneron Pharmaceuticals, Inc. (a)	540	221,735
Vertex Pharmaceuticals, Inc. (a)	1,707	314,003

		4,721,476

Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	11,776	941,373
ABIOMED, Inc. (a)	308	87,962
Align Technology, Inc. (a)	540	153,538
Asahi Intecc Co., Ltd.	734	34,567
Baxter International, Inc.	3,280	266,697
Becton Dickinson and Co.	1,848	461,501
Boston Scientific Corp. (a)	9,260	355,399
Cochlear Ltd.	405	49,937
Coloplast A/S-Class B	1,154	126,675
ConvaTec Group PLC (b)	12,601	23,251
Cooper Cos., Inc. (The)	361	106,917
Danaher Corp.	4,140	546,563
Demant A/S (a)	2,050	60,673
DENTSPLY SIRONA, Inc.	1,496	74,187
Edwards Lifesciences Corp. (a)	1,390	265,949
Fisher & Paykel Healthcare Corp., Ltd.	6,133	65,655
Hologic, Inc. (a)	1,720	83,248
Hoya Corp.	3,900	258,325
IDEXX Laboratories, Inc. (a)	633	141,539
Intuitive Surgical, Inc. (a)	815	465,023
Koninklijke Philips NV	14,135	577,521

Company	Shares	U.S. $ Value
Medtronic PLC	9,059	$825,094
Olympus Corp.	11,200	121,847
ResMed, Inc.	916	95,237
Sartorius AG (Preference Shares)	812	139,548
Siemens Healthineers AG (b)	1,618	67,552
Smith & Nephew PLC	9,779	194,202
Sonova Holding AG	666	131,981
Straumann Holding AG	145	118,537
Stryker Corp.	2,075	409,854
Sysmex Corp.	1,836	111,219
Teleflex, Inc.	311	93,972
Terumo Corp.	6,600	201,997
Varian Medical Systems, Inc. (a)	645	91,409
Zimmer Biomet Holdings, Inc.	1,385	176,865

		7,925,814

Health Care Providers & Services - 1.0%
Alfresa Holdings Corp.	2,700	76,941
AmerisourceBergen Corp.-Class A	1,035	82,303
Anthem, Inc.	1,750	502,215
Cardinal Health, Inc.	1,995	96,059
Centene Corp. (a)	2,774	147,299
Cigna Corp. (a)	2,561	411,860
CVS Health Corp.	8,729	470,755
DaVita, Inc. (a)	850	46,147
Fresenius Medical Care AG & Co. KGaA	2,085	168,510
Fresenius SE & Co. KGaA	4,696	262,468
HCA Healthcare, Inc.	1,850	241,203
Henry Schein, Inc. (a)	1,040	62,514
Humana, Inc.	965	256,690
Laboratory Corp. of America Holdings (a)	725	110,911
McKesson Corp.	1,365	159,787
Medipal Holdings Corp.	3,900	92,796
NMC Health PLC	1,143	34,069
Quest Diagnostics, Inc.	850	76,432
Ramsay Health Care Ltd.	1,156	52,862
Ryman Healthcare Ltd.	5,937	49,572
Sonic Healthcare Ltd.	5,598	97,699
Suzuken Co., Ltd./Aichi Japan	1,200	69,606
UnitedHealth Group, Inc.	6,535	1,615,844
Universal Health Services, Inc.-Class B	550	73,574
WellCare Health Plans, Inc. (a)	347	93,603

		5,351,719

Health Care Technology - 0.0%
Cerner Corp. (a)	2,180	124,718
M3, Inc.	4,140	69,675

		194,393

Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	2,145	172,415
Illumina, Inc. (a)	1,011	314,108
IQVIA Holdings, Inc. (a)	1,096	157,660
Lonza Group AG (a)	779	241,846
Mettler-Toledo International, Inc. (a)	220	159,060
PerkinElmer, Inc.	755	72,752
QIAGEN NV (a)	2,703	109,720
Sartorius Stedim Biotech	712	90,217
Thermo Fisher Scientific, Inc.	2,785	762,310
Waters Corp. (a)	545	137,182

		2,217,270

Company	Shares	U.S. $ Value
Pharmaceuticals - 3.6%
Allergan PLC	2,100	$307,461
Astellas Pharma, Inc.	22,500	338,080
AstraZeneca PLC	13,918	1,110,954
Bayer AG	10,385	668,710
Bristol-Myers Squibb Co.	10,965	523,140
Chugai Pharmaceutical Co., Ltd.	2,100	144,646
Daiichi Sankyo Co., Ltd.	5,700	263,213
Eisai Co., Ltd.	2,933	165,031
Eli Lilly & Co.	5,913	767,271
GlaxoSmithKline PLC	54,490	1,132,072
Hisamitsu Pharmaceutical Co., Inc.	1,000	46,127
Ipsen SA	880	120,675
Johnson & Johnson	18,105	2,530,898
Kyowa Hakko Kirin Co., Ltd.	2,152	46,964
Merck & Co., Inc.	17,505	1,455,891
Merck KGaA	1,230	140,430
Mitsubishi Tanabe Pharma Corp.	3,000	40,183
Mylan NV (a)	3,455	97,915
Nektar Therapeutics (a)	1,074	36,086
Novartis AG	24,089	2,315,421
Novo Nordisk A/S-Class B	20,377	1,065,011
Ono Pharmaceutical Co., Ltd.	3,900	76,637
Orion Oyj-Class B	974	36,599
Otsuka Holdings Co., Ltd.	4,348	171,193
Perrigo Co. PLC	822	39,588
Pfizer, Inc.	37,944	1,611,482
Recordati SpA	2,055	80,075
Roche Holding AG	7,721	2,127,559
Sanofi	12,344	1,091,507
Santen Pharmaceutical Co., Ltd.	2,500	37,366
Shionogi & Co., Ltd.	2,800	173,828
Sumitomo Dainippon Pharma Co., Ltd.	2,900	71,975
Taisho Pharmaceutical Holdings Co., Ltd.	567	54,167
Takeda Pharmaceutical Co., Ltd.	16,445	673,460
Teva Pharmaceutical Industries Ltd. (Sponsored ADR) (a)	10,774	168,936
UCB SA	1,519	130,486
Vifor Pharma AG	802	108,535
Zoetis, Inc.	3,246	326,775

		20,296,347

		40,707,019

Industrials - 6.6%
Aerospace & Defense - 1.2%
AerCap Holdings NV (a)	1,405	65,389
Airbus SE	6,243	827,424
Arconic, Inc.	2,856	54,578
BAE Systems PLC	33,818	212,572
Boeing Co. (The)	3,560	1,357,855
Dassault Aviation SA	41	60,479

Company	Shares	U.S. $ Value
Elbit Systems Ltd.	250	$32,384
General Dynamics Corp.	1,910	323,325
Harris Corp.	845	134,955
Huntington Ingalls Industries, Inc.	329	68,169
L3 Technologies, Inc.	525	108,344
Leonardo SpA	5,271	61,390
Lockheed Martin Corp.	1,700	510,272
Meggitt PLC	10,854	71,154
MTU Aero Engines AG	579	131,237
Northrop Grumman Corp.	1,240	334,304
Raytheon Co.	1,950	355,056
Rolls-Royce Holdings PLC (a)	19,591	230,715
Safran SA	3,586	491,500
Singapore Technologies Engineering Ltd.	43,000	118,912
Textron, Inc.	1,555	78,776
Thales SA	1,184	141,855
TransDigm Group, Inc. (a)	363	164,798
United Technologies Corp.	5,475	705,673

		6,641,116

Air Freight & Logistics - 0.3%
Bollore SA	25,929	117,248
CH Robinson Worldwide, Inc.	865	75,246
Deutsche Post AG	10,803	351,562
Expeditors International of Washington, Inc.	1,120	85,008
FedEx Corp.	1,615	292,977
Kuehne & Nagel International AG	477	65,447
Royal Mail PLC	8,567	26,620
SG Holdings Co., Ltd.	2,174	63,421
United Parcel Service, Inc.-Class B	4,655	520,150
Yamato Holdings Co., Ltd.	3,400	87,961

		1,685,640

Airlines - 0.2%
Alaska Air Group, Inc.	743	41,697
American Airlines Group, Inc.	2,682	85,180
ANA Holdings, Inc.	1,007	36,945
Delta Air Lines, Inc.	4,202	217,033
Deutsche Lufthansa AG	3,330	73,197
easyJet PLC	2,320	33,799
Japan Airlines Co., Ltd.	900	31,716
Singapore Airlines Ltd.	14,000	99,969
Southwest Airlines Co.	3,405	176,754
United Continental Holdings, Inc. (a)	1,522	121,425

		917,715

Building Products - 0.3%
AGC, Inc./Japan	2,000	70,251
Allegion PLC	635	57,601
AO Smith Corp.	955	50,921
Assa Abloy AB-Class B	9,541	205,917
Cie de Saint-Gobain	4,539	164,579
Daikin Industries Ltd.	2,774	326,069
Fortune Brands Home & Security, Inc.	871	41,468
Geberit AG	360	147,236
Johnson Controls International PLC	6,192	228,732
Kingspan Group PLC	1,858	86,094
LIXIL Group Corp.	2,500	33,414
Masco Corp.	2,005	78,817
TOTO Ltd.	1,522	64,715

		1,555,814

Company	Shares	U.S. $ Value
Commercial Services & Supplies - 0.2%
Babcock International Group PLC	3,784	$24,347
Brambles Ltd.	15,030	125,649
Cintas Corp.	585	118,234
Copart, Inc. (a)	1,391	84,281
Dai Nippon Printing Co., Ltd.	2,500	59,882
G4S PLC	17,154	41,049
ISS A/S	1,785	54,365
Park24 Co., Ltd.	1,300	28,262
Republic Services, Inc.-Class A	1,400	112,532
Rollins, Inc.	944	39,289
Secom Co., Ltd.	2,338	200,505
Societe BIC SA	891	79,431
Sohgo Security Services Co., Ltd.	1,000	43,618
Toppan Printing Co., Ltd.	2,500	37,833
Waste Management, Inc.	2,645	274,842

		1,324,119

Construction & Engineering - 0.3%
ACS Actividades de Construccion y Servicios SA	2,672	117,466
Bouygues SA	1,739	62,167
CIMIC Group Ltd.	2,988	102,636
Eiffage SA	1,102	105,933
Epiroc AB-Class A (a)	16,027	161,867
Epiroc AB-Class B (a)	3,579	34,290
Ferrovial SA	4,800	112,481
Fluor Corp.	865	31,832
HOCHTIEF AG	422	61,144
Jacobs Engineering Group, Inc.	715	53,761
JGC Corp.	4,000	53,334
Kajima Corp.	3,500	51,774
Obayashi Corp.	6,000	60,472
Quanta Services, Inc.	915	34,532
Shimizu Corp.	4,000	34,837
Skanska AB-Class B	8,587	156,169
Taisei Corp.	2,000	93,046
Vinci SA	5,456	530,879

		1,858,620

Electrical Equipment - 0.5%
ABB Ltd.	20,970	394,119
AMETEK, Inc.	1,499	124,372
Eaton Corp. PLC	2,844	229,113
Emerson Electric Co.	4,150	284,150
Fuji Electric Co., Ltd.	2,800	79,719
Legrand SA	2,541	170,120
Melrose Industries PLC	52,623	125,692
Mitsubishi Electric Corp.	21,000	270,950
Nidec Corp.	2,567	326,868
OSRAM Licht AG	678	23,357
Prysmian SpA	1,074	20,355
Rockwell Automation, Inc.	830	145,632
Schneider Electric SE	6,098	478,623
Siemens Gamesa Renewable Energy SA (a)	810	12,911
Vestas Wind Systems A/S	2,133	179,782

		2,865,763

Company	Shares	U.S. $ Value
Industrial Conglomerates - 0.8%
3M Co.	3,955	$821,770
CK Hutchison Holdings Ltd.	25,840	271,717
DCC PLC	1,216	105,213
General Electric Co.	58,659	586,003
Honeywell International, Inc.	5,005	795,395
Jardine Matheson Holdings Ltd.	2,300	143,588
Jardine Strategic Holdings Ltd.	2,005	75,207
Keihan Holdings Co., Ltd.	1,000	42,099
Keppel Corp., Ltd.	13,000	59,817
NWS Holdings Ltd.	37,000	81,006
Roper Technologies, Inc.	725	247,928
Siemens AG	8,153	876,794
Smiths Group PLC	3,761	70,379
Toshiba Corp.	7,200	229,492

		4,406,408

Machinery - 1.1%
Alfa Laval AB	3,778	86,822
Alstom SA	3,502	151,853
Amada Holdings Co., Ltd.	3,000	29,767
ANDRITZ AG	693	29,722
Atlas Copco AB-Class A	6,392	171,951
Atlas Copco AB-Class B SHS	3,579	88,768
Caterpillar, Inc.	3,985	539,928
CNH Industrial NV	22,634	230,610
Cummins, Inc.	1,000	157,870
Daifuku Co., Ltd.	1,030	53,879
Deere & Co.	2,135	341,258
Dover Corp.	985	92,393
FANUC Corp.	2,100	359,129
Flowserve Corp.	810	36,563
Fortive Corp.	1,970	165,263
GEA Group AG	1,741	45,630
Hino Motors Ltd.	6,000	50,653
Hitachi Construction Machinery Co., Ltd.	3,000	79,976
Hoshizaki Corp.	400	24,831
IHI Corp.	2,600	62,635
Illinois Tool Works, Inc.	2,025	290,648
Ingersoll-Rand PLC	1,605	173,260
JTEKT Corp.	4,300	53,097
Kawasaki Heavy Industries Ltd.	900	22,260
KION Group AG	1,747	91,417
Komatsu Ltd.	9,800	228,571
Kone Oyj-Class B	3,593	181,476
Kubota Corp.	10,000	145,353
Kurita Water Industries Ltd.	1,200	30,726
Makita Corp.	2,200	76,890
Metso Oyj	1,073	36,994
MINEBEA MITSUMI, Inc.	4,131	62,355
MISUMI Group, Inc.	2,900	72,405
Mitsubishi Heavy Industries Ltd.	3,100	129,003
Nabtesco Corp.	1,000	29,304
NGK Insulators Ltd.	2,000	29,138
NSK Ltd.	4,719	44,369
PACCAR, Inc.	2,310	157,403
Parker-Hannifin Corp.	945	162,181

Company	Shares	U.S. $ Value
Pentair PLC	1,060	$47,181
Sandvik AB	12,165	197,853
Schindler Holding AG	413	85,696
Schindler Holding AG (REG)	575	119,044
SKF AB-Class B	4,700	78,195
SMC Corp./Japan	600	226,174
Snap-on, Inc.	420	65,738
Stanley Black & Decker, Inc.	1,065	145,021
Sumitomo Heavy Industries Ltd.	1,200	39,000
THK Co., Ltd.	1,531	38,024
Volvo AB-Class B	14,676	227,715
Wabtec Corp.	315	23,222
Wartsila Oyj Abp	4,224	68,313
Weir Group PLC (The)	2,037	41,402
Xylem, Inc./NY	1,135	89,710
Yangzijiang Shipbuilding Holdings Ltd.	56,331	62,553

		6,371,192

Marine - 0.0%
AP Moller-Maersk A/S-Class A	70	84,711
AP Moller-Maersk A/S-Class B	68	86,214
Mitsui OSK Lines Ltd.	1,200	25,891
Nippon Yusen KK	3,100	45,524

		242,340

Professional Services - 0.4%
Adecco Group AG	1,673	89,346
Bureau Veritas SA	3,094	72,588
Equifax, Inc.	755	89,467
Experian PLC	10,230	276,879
Intertek Group PLC	1,536	97,304
Nielsen Holdings PLC	2,316	54,820
Randstad NV	1,613	78,759
Recruit Holdings Co., Ltd.	11,748	336,820
RELX PLC (London)	26,788	573,244
Robert Half International, Inc.	785	51,151
SEEK Ltd.	4,101	51,161
SGS SA	52	129,516
Verisk Analytics, Inc.-Class A	1,100	146,300
Wolters Kluwer NV	5,568	379,343

		2,426,698

Road & Rail - 0.7%
Aurizon Holdings Ltd.	22,082	71,391
Central Japan Railway Co.	1,537	357,270
CSX Corp.	5,360	401,035
DSV A/S	1,630	134,886
East Japan Railway Co.	3,600	347,637
Hankyu Hanshin Holdings, Inc.	2,200	82,583
JB Hunt Transport Services, Inc.	603	61,078
Kansas City Southern	670	77,707
Keikyu Corp.	2,000	33,980
Keio Corp.	1,200	77,624
Keisei Electric Railway Co., Ltd.	2,945	107,099
Kintetsu Group Holdings Co., Ltd.	1,700	79,298
Kyushu Railway Co.	1,722	56,645
MTR Corp., Ltd.	15,500	96,036
Nagoya Railroad Co., Ltd.	1,800	49,882
Nippon Express Co., Ltd.	1,200	66,907

Company	Shares	U.S. $ Value
Norfolk Southern Corp.	1,840	$343,878
Odakyu Electric Railway Co., Ltd.	3,000	72,800
Seibu Holdings, Inc.	3,142	55,051
Tobu Railway Co., Ltd.	1,200	34,682
Tokyu Corp.	5,000	87,406
Union Pacific Corp.	5,000	836,000
West Japan Railway Co.	1,568	118,142

		3,649,017

Trading Companies & Distributors - 0.4%
Ashtead Group PLC	5,697	137,723
Brenntag AG	1,471	75,629
Bunzl PLC	3,191	105,322
Fastenal Co.	1,880	120,903
Ferguson PLC	2,936	186,997
ITOCHU Corp.	16,000	289,980
Marubeni Corp.	16,000	110,934
Mitsubishi Corp.	16,100	448,244
Mitsui & Co., Ltd.	18,200	283,200
MonotaRO Co., Ltd.	2,090	46,721
Sumitomo Corp.	11,300	156,667
Toyota Tsusho Corp.	2,300	75,150
United Rentals, Inc. (a)	500	57,125
WW Grainger, Inc.	380	114,353

		2,208,948

Transportation Infrastructure - 0.2%
Aena SME SA (b)	780	140,549
Aeroports de Paris	1,000	193,478
Atlantia SpA	176	4,564
Auckland International Airport Ltd.	10,521	58,366
Getlink SE	6,892	104,512
Kamigumi Co., Ltd.	1,500	34,790
Sydney Airport	8,828	46,602
Transurban Group	24,623	230,942

		813,803

		36,967,193

Consumer Discretionary - 6.0%
Auto Components - 0.3%
Aisin Seiki Co., Ltd.	1,800	64,438
Aptiv PLC	1,691	134,418
BorgWarner, Inc.	1,380	53,006
Bridgestone Corp.	6,900	265,881
Cie Generale des Etablissements Michelin SCA-Class B	1,732	204,626
Continental AG	1,047	157,949
Denso Corp.	5,200	203,160
Faurecia SA	1,635	68,826
Koito Manufacturing Co., Ltd.	1,000	56,853
NGK Spark Plug Co., Ltd.	3,000	55,876
Nokian Renkaat Oyj	1,090	36,531
Stanley Electric Co., Ltd.	1,600	43,116
Sumitomo Electric Industries Ltd.	7,200	95,782
Sumitomo Rubber Industries Ltd.	4,100	49,243
Toyota Industries Corp.	1,600	80,398
Valeo SA	2,277	66,108
Yokohama Rubber Co., Ltd. (The)	1,000	18,615

		1,654,826

Company	Shares	U.S. $ Value
Automobiles - 1.0%
Bayerische Motoren Werke AG	3,152	$243,379
Daimler AG	10,262	602,207
Ferrari NV	1,527	205,150
Fiat Chrysler Automobiles NV (a)	14,140	211,191
Ford Motor Co.	26,320	231,090
General Motors Co.	8,816	327,074
Harley-Davidson, Inc.	1,050	37,443
Honda Motor Co., Ltd.	18,521	503,044
Isuzu Motors Ltd.	5,500	72,462
Mazda Motor Corp.	5,200	58,302
Mitsubishi Motors Corp.	11,400	60,741
Nissan Motor Co., Ltd.	26,300	215,979
Peugeot SA	7,475	182,402
Porsche Automobil Holding SE (Preference Shares)	1,458	91,493
Renault SA	1,830	120,995
Subaru Corp.	6,000	136,996
Suzuki Motor Corp.	3,500	155,148
Toyota Motor Corp.	25,102	1,478,778
Volkswagen AG	630	102,707
Volkswagen AG (Preference Shares)	2,067	325,873
Yamaha Motor Co., Ltd.	2,700	53,110

		5,415,564

Distributors - 0.1%
Genuine Parts Co.	1,010	113,150
Jardine Cycle & Carriage Ltd.	2,000	48,040
LKQ Corp. (a)	2,064	58,577

		219,767

Diversified Consumer Services - 0.0%
Benesse Holdings, Inc.	300	7,807
H&R Block, Inc.	1,320	31,601

		39,408

Hotels, Restaurants & Leisure - 1.0%
Accor SA	2,705	109,577
Aristocrat Leisure Ltd.	4,876	85,041
Carnival Corp.	2,685	136,183
Carnival PLC	2,273	112,349
Chipotle Mexican Grill, Inc.-Class A (a)	244	173,316
Compass Group PLC	16,836	396,124
Crown Resorts Ltd.	9,430	77,121
Darden Restaurants, Inc.	870	105,679
Domino’s Pizza Enterprises Ltd.	823	25,378
Galaxy Entertainment Group Ltd.	20,155	137,357
Genting Singapore Ltd.	92,000	70,768
GVC Holdings PLC	5,872	42,810
Hilton Worldwide Holdings, Inc.	1,966	163,394
InterContinental Hotels Group PLC	1,950	117,356
Marriott International, Inc./MD-Class A	1,931	241,549
McDonald’s Corp.	5,180	983,682
McDonald’s Holdings Co. Japan Ltd.	2,200	101,780
Melco Resorts & Entertainment Ltd. (ADR)	2,651	59,886

Company	Shares	U.S. $ Value
Merlin Entertainments PLC (b)	11,141	$49,872
MGM Resorts International	3,360	86,218
Norwegian Cruise Line Holdings Ltd. (a)	1,481	81,396
Oriental Land Co., Ltd./Japan	2,100	238,846
Paddy Power Betfair PLC	1,060	81,748
Royal Caribbean Cruises Ltd.	1,177	134,908
Sands China Ltd.	39,744	200,029
Sodexo SA	1,005	110,670
Starbucks Corp.	8,311	617,840
Tabcorp Holdings Ltd.	26,623	87,365
TUI AG	4,841	46,432
Whitbread PLC	2,125	140,624
Wynn Macau Ltd.	77,455	182,921
Wynn Resorts Ltd.	660	78,751
Yum! Brands, Inc.	2,045	204,111

		5,481,081

Household Durables - 0.4%
Auto Trader Group PLC (b)	9,529	64,810
Barratt Developments PLC	9,541	74,528
Berkeley Group Holdings PLC	1,236	59,421
Casio Computer Co., Ltd.	181	2,369
DR Horton, Inc.	2,255	93,312
Electrolux AB-Class B	2,430	62,575
Garmin Ltd.	770	66,489
Husqvarna AB-Class B	8,194	67,014
Iida Group Holdings Co., Ltd.	2,902	52,658
Leggett & Platt, Inc.	825	34,831
Lennar Corp.-Class A	1,900	93,271
Mohawk Industries, Inc. (a)	450	56,767
Newell Brands, Inc.	2,855	43,796
Nikon Corp.	3,200	45,244
Panasonic Corp.	23,500	202,619
Persimmon PLC	3,527	99,763
PulteGroup, Inc.	1,735	48,511
Rinnai Corp.	700	49,564
SEB SA	568	95,630
Sekisui Chemical Co., Ltd.	4,000	64,455
Sekisui House Ltd.	6,000	99,429
Sharp Corp./Japan (a)	4,999	55,231
Sony Corp.	14,135	596,796
Taylor Wimpey PLC	31,025	70,960
Techtronic Industries Co., Ltd.	13,454	90,608
Whirlpool Corp.	450	59,800

		2,350,451

Internet & Direct Marketing Retail - 1.1%
Amazon.com, Inc. (a)	2,820	5,021,715
Booking Holdings, Inc. (a)	347	605,484
Delivery Hero SE (a)(b)	1,586	57,287
eBay, Inc.	6,085	225,997
Expedia Group, Inc.	832	99,008
Rakuten, Inc.	8,852	84,004
Zalando SE (a)(b)	2,021	78,780
ZOZO, Inc.	2,592	49,004

		6,221,279

Company	Shares	U.S. $ Value
Leisure Products - 0.1%
Bandai Namco Holdings, Inc.	1,900	$89,207
Hasbro, Inc.	800	68,016
Mattel, Inc. (a)(c)	2,235	29,055
Sankyo Co., Ltd.	300	11,453
Shimano, Inc.	700	113,972
Yamaha Corp.	1,600	80,118

		391,821

Multiline Retail - 0.3%
Dollar General Corp.	1,770	211,161
Dollar Tree, Inc. (a)	1,588	166,803
Isetan Mitsukoshi Holdings Ltd.	2,200	22,257
J Front Retailing Co., Ltd.	3,500	41,705
Kohl’s Corp.	1,080	74,272
Macy’s, Inc.	2,005	48,180
Marks & Spencer Group PLC	15,442	56,043
Marui Group Co., Ltd.	3,300	66,723
Next PLC	1,643	119,390
Nordstrom, Inc.	720	31,954
Pan Pacific International Holdings Corp.	1,000	66,254
Ryohin Keikaku Co., Ltd.	257	65,236
Target Corp.	3,525	282,916
Wesfarmers Ltd.	12,002	295,548

		1,548,442

Specialty Retail - 0.9%
ABC-Mart, Inc.	500	29,768
Advance Auto Parts, Inc.	531	90,551
AutoZone, Inc. (a)	225	230,427
Best Buy Co., Inc.	1,500	106,590
CarMax, Inc. (a)	1,120	78,176
Fast Retailing Co., Ltd.	641	301,886
Foot Locker, Inc.	692	41,935
Gap, Inc. (The)	1,405	36,783
Hennes & Mauritz AB-Class B	9,038	150,783
Hikari Tsushin, Inc.	500	94,904
Home Depot, Inc. (The)	7,630	1,464,121
Industria de Diseno Textil SA	11,626	341,821
Kingfisher PLC	29,522	90,536
L Brands, Inc.	1,485	40,956
Lowe’s Cos., Inc.	5,390	590,043
Nitori Holdings Co., Ltd.	750	96,972
O’Reilly Automotive, Inc. (a)	590	229,097
Ross Stores, Inc.	2,450	228,095
Shimamura Co., Ltd.	200	16,950
Tiffany & Co.	705	74,413
TJX Cos., Inc. (The)	8,340	443,771
Tractor Supply Co.	765	74,786
Ulta Salon Cosmetics & Fragrance, Inc. (a)	402	140,190
USS Co., Ltd.	4,120	76,622
Yamada Denki Co., Ltd.	10,990	54,201

		5,124,377

Textiles, Apparel & Luxury Goods - 0.8%
adidas AG	2,040	496,172
Burberry Group PLC	4,236	107,961

Company	Shares	U.S. $ Value
Capri Holdings Ltd. (a)	959	$43,874
Cie Financiere Richemont SA	5,585	407,444
EssilorLuxottica SA	2,369	258,789
Hanesbrands, Inc.	2,427	43,395
Hermes International	281	185,536
HUGO BOSS AG	1,317	90,049
Kering SA	721	413,567
LVMH Moet Hennessy Louis Vuitton SE	2,973	1,095,056
Moncler SpA	2,123	85,683
NIKE, Inc.-Class B	8,520	717,469
Pandora A/S	1,106	51,782
Puma SE	60	34,797
PVH Corp.	545	66,463
Ralph Lauren Corp.	390	50,575
Swatch Group AG (The)	294	84,202
Swatch Group AG (The) (REG)	1,834	101,551
Tapestry, Inc.	1,930	62,706
Under Armour, Inc.-Class A (a)	1,247	26,362
Under Armour, Inc.-Class C (a)	1,254	23,663
VF Corp.	2,110	183,380

		4,630,476

		33,077,492

Consumer Staples - 5.3%
Beverages - 1.2%
Anheuser-Busch InBev SA/NV	8,385	703,872
Asahi Group Holdings Ltd.	3,700	165,162
Brown-Forman Corp.-Class B	1,092	57,636
Carlsberg A/S-Class B	1,051	131,426
Coca-Cola Amatil Ltd.	14,439	88,743
Coca-Cola Bottlers Japan Holdings, Inc.	1,300	33,068
Coca-Cola Co. (The)	25,830	1,210,394
Coca-Cola European Partners PLC (a)	2,437	126,090
Coca-Cola HBC AG (a)	1,928	65,743
Constellation Brands, Inc.-Class A	1,170	205,136
Diageo PLC	27,623	1,130,390
Heineken Holding NV	1,000	100,338
Heineken NV	2,500	264,235
Kirin Holdings Co., Ltd.	9,345	223,567
Molson Coors Brewing Co.-Class B	1,200	71,580
Monster Beverage Corp. (a)	2,680	146,274
PepsiCo, Inc.	9,475	1,161,161
Pernod Ricard SA	2,021	362,892
Remy Cointreau SA	1,062	141,645
Suntory Beverage & Food Ltd.	1,324	62,270
Treasury Wine Estates Ltd.	6,024	63,946

		6,515,568

Food & Staples Retailing - 0.8%
Aeon Co., Ltd.	6,200	129,861
Carrefour SA	5,903	110,251
Casino Guichard Perrachon SA	1,228	53,241
Coles Group Ltd. (a)	12,002	100,986
Colruyt SA	862	63,695
Costco Wholesale Corp.	2,965	717,945
FamilyMart UNY Holdings Co., Ltd.	3,200	81,571
ICA Gruppen AB	2,462	98,844

Company	Shares	U.S. $ Value
J Sainsbury PLC	18,022	$55,303
Jeronimo Martins SGPS SA	2,405	35,511
Koninklijke Ahold Delhaize NV	9,852	262,297
Kroger Co. (The)	5,380	132,348
Lawson, Inc.	600	33,285
METRO AG	7,593	126,109
Seven & i Holdings Co., Ltd.	8,000	301,842
Sundrug Co., Ltd.	1,000	27,598
Sysco Corp.	3,155	210,628
Tesco PLC	106,921	323,596
Tsuruha Holdings, Inc.	600	48,866
Walgreens Boots Alliance, Inc.	5,345	338,178
Walmart, Inc.	9,563	932,679
Wm Morrison Supermarkets PLC	31,098	92,254
Woolworths Group Ltd.	14,003	302,407

		4,579,295

Food Products - 1.3%
a2 Milk Co., Ltd. (a)	8,040	78,669
Ajinomoto Co., Inc.	5,000	80,035
Archer-Daniels-Midland Co.	3,715	160,228
Associated British Foods PLC	3,965	126,079
Barry Callebaut AG	91	164,485
Calbee, Inc.	1,315	35,516
Campbell Soup Co.	1,225	46,709
Chocoladefabriken Lindt & Spruengli AG (REG)	1	78,232
Conagra Brands, Inc.	3,185	88,352
Danone SA	6,291	484,413
General Mills, Inc.	3,935	203,636
Hershey Co. (The)	900	103,347
Hormel Foods Corp.	1,750	78,330
JM Smucker Co. (The)	795	92,618
Kellogg Co.	1,665	95,538
Kerry Group PLC-Class A	1,906	212,737
Kikkoman Corp.	1,619	79,608
Kraft Heinz Co. (The)	4,178	136,412
Lamb Weston Holdings, Inc.	940	70,444
Marine Harvest ASA (a)	4,327	96,669
McCormick & Co., Inc./MD	825	124,270
MEIJI Holdings Co., Ltd.	1,100	89,420
Mondelez International, Inc.-Class A	9,735	485,971
Nestle SA	33,982	3,240,198
NH Foods Ltd.	933	33,618
Nisshin Seifun Group, Inc.	4,000	91,953
Nissin Foods Holdings Co., Ltd.	1,200	82,567
Orkla ASA	10,095	77,527
Toyo Suisan Kaisha Ltd.	1,000	38,120
Tyson Foods, Inc.-Class A	1,975	137,124
WH Group Ltd. (b)	67,807	72,528
Wilmar International Ltd.	26,000	63,573
Yakult Honsha Co., Ltd.	1,333	93,461
Yamazaki Baking Co., Ltd.	59	959

		7,143,346

Household Products - 0.7%
Church & Dwight Co., Inc.	1,576	112,258
Clorox Co. (The)	820	131,577
Colgate-Palmolive Co.	5,800	397,532
Essity AB-Class B	4,979	143,686

Company	Shares	U.S. $ Value
Henkel AG & Co. KGaA	989	$94,106
Henkel AG & Co. KGaA (Preference Shares)	1,696	173,288
Kimberly-Clark Corp.	2,315	286,829
Lion Corp.	2,000	42,148
Pigeon Corp.	1,287	52,804
Procter & Gamble Co. (The)	16,770	1,744,919
Reckitt Benckiser Group PLC	7,478	622,338
Unicharm Corp.	3,800	125,978

		3,927,463

Personal Products - 0.7%
Beiersdorf AG	1,051	109,415
Coty, Inc.-Class A	2,962	34,063
Estee Lauder Cos., Inc. (The)-Class A	1,440	238,392
Kao Corp.	5,400	426,204
Kobayashi Pharmaceutical Co., Ltd.	809	68,448
Kose Corp.	500	92,155
L’Oreal SA	2,700	727,087
Pola Orbis Holdings, Inc.	1,800	57,575
Shiseido Co., Ltd.	4,176	302,363
Unilever NV	15,507	904,080
Unilever PLC	12,594	724,943

		3,684,725

Tobacco - 0.6%
Altria Group, Inc.	12,660	727,064
British American Tobacco PLC	25,542	1,065,556
Imperial Brands PLC	10,218	349,529
Japan Tobacco, Inc.	11,724	290,378
Philip Morris International, Inc.	10,450	923,675
Swedish Match AB	2,884	147,150

		3,503,352

		29,353,749

Communication Services - 4.4%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	49,137	1,540,936
Bezeq The Israeli Telecommunication Corp., Ltd.	25,040	18,010
BT Group PLC	101,334	294,408
CenturyLink, Inc.	6,362	76,280
Deutsche Telekom AG	34,368	570,962
Elisa Oyj	1,354	61,088
Eurazeo SE	1,438	108,128
HKT Trust & HKT Ltd.-Class SS	55,098	88,578
Iliad SA	714	71,743
Koninklijke KPN NV	28,755	91,279
Nippon Telegraph & Telephone Corp.	7,400	315,470
Orange SA	18,911	308,307
Proximus SADP	1,568	45,316
Singapore Telecommunications Ltd.	76,000	169,660
Spark New Zealand Ltd.	17,417	45,117
Swisscom AG	247	120,850
Telecom Italia SpA/Milano (a)	150,129	93,507
Telefonica Deutschland Holding AG	17,113	53,731
Telefonica SA	52,707	441,520
Telenor ASA	7,146	143,091
Telia Co. AB	24,258	109,346
Telstra Corp., Ltd.	40,732	96,048

Company	Shares	U.S. $ Value
TPG Telecom Ltd.	8,880	$43,849
United Internet AG	2,321	84,870
Verizon Communications, Inc.	27,845	1,646,475
Washington H Soul Pattinson & Co., Ltd.	3,258	60,970

		6,699,539

Entertainment - 0.7%
Activision Blizzard, Inc.	5,105	232,431
DeNA Co., Ltd.	1,663	25,068
Electronic Arts, Inc. (a)	2,035	206,817
Konami Holdings Corp.	1,300	56,563
Netflix, Inc. (a)	2,982	1,063,262
Nexon Co., Ltd. (a)	5,190	81,620
Nintendo Co., Ltd.	1,200	344,029
Take-Two Interactive Software, Inc. (a)	785	74,080
Toho Co., Ltd./Tokyo	1,000	40,227
Ubisoft Entertainment SA (a)	804	71,695
Viacom, Inc.-Class B	2,310	64,842
Vivendi SA	11,072	320,867
Walt Disney Co. (The)	11,952	1,327,030

		3,908,531

Interactive Media & Services - 1.4%
Alphabet, Inc.-Class A (a)	2,039	2,399,679
Alphabet, Inc.-Class C (a)	2,144	2,515,577
Facebook, Inc.-Class A (a)	16,237	2,706,546
Kakaku.com, Inc.	3,799	73,188
LINE Corp. (a)	33	1,162
REA Group Ltd.	1,002	53,212
TripAdvisor, Inc. (a)	612	31,487
Twitter, Inc. (a)	4,786	157,364
Yahoo Japan Corp.	32,653	80,086

		8,018,301

Media - 0.6%
Axel Springer SE	2,191	113,260
CBS Corp.-Class B	2,240	106,467
Charter Communications, Inc.-Class A (a)	1,223	424,271
Comcast Corp.-Class A	30,602	1,223,468
CyberAgent, Inc.	1,112	45,504
Dentsu, Inc.	2,100	88,877
Discovery, Inc.-Class A (a)	1,045	28,236
Discovery, Inc.-Class C (a)	2,354	59,839
DISH Network Corp.-Class A (a)	1,475	46,743
Eutelsat Communications SA	3,140	54,988
Fox Corp.-Class A (a)	2,440	89,572
Fox Corp.-Class B (a)	1,022	36,669
Hakuhodo DY Holdings, Inc.	2,490	40,094
Informa PLC	13,755	133,383
Interpublic Group of Cos., Inc. (The)	2,595	54,521
ITV PLC	44,429	73,616
JCDecaux SA	1,905	57,954
News Corp.-Class A	2,558	31,822
News Corp.-Class B	817	10,204
Omnicom Group, Inc.	1,460	106,565

Company	Shares	U.S. $ Value
Pearson PLC	7,821	$85,325
Publicis Groupe SA	1,801	96,429
RTL Group SA	1,166	63,830
Schibsted ASA-Class B	2,252	80,681
SES SA	4,651	72,337
Singapore Press Holdings Ltd.	29,528	52,615
Telenet Group Holding NV	715	34,384
WPP PLC	13,761	145,372

		3,457,026

Wireless Telecommunication Services - 0.5%
KDDI Corp.	19,550	421,054
Millicom International Cellular SA	641	38,929
NTT DOCOMO, Inc.	14,767	327,290
Softbank Corp.	19,000	214,058
SoftBank Group Corp.	9,192	896,005
Tele2 AB-Class B	3,826	51,051
Vodafone Group PLC	293,152	534,196

		2,482,583

		24,565,980

Energy - 3.1%
Energy Equipment & Services - 0.2%
Baker Hughes a GE Co.-Class A	3,460	95,911
Halliburton Co.	5,890	172,577
Helmerich & Payne, Inc.	735	40,837
John Wood Group PLC	7,316	48,359
National Oilwell Varco, Inc.	2,505	66,733
Schlumberger Ltd.	9,300	405,201
TechnipFMC PLC	2,818	66,279
Tenaris SA	10,900	153,549

		1,049,446

Oil, Gas & Consumable Fuels - 2.9%
Aker BP ASA	1,570	55,990
Anadarko Petroleum Corp.	3,395	154,404
Apache Corp.	2,545	88,210
BP PLC	222,466	1,615,431
Cabot Oil & Gas Corp.	2,840	74,124
Caltex Australia Ltd.	3,100	57,673
Chevron Corp.	12,880	1,586,558
Cimarex Energy Co.	577	40,332
Concho Resources, Inc.	1,307	145,025
ConocoPhillips	7,720	515,233
Devon Energy Corp.	3,120	98,467
Diamondback Energy, Inc.	1,078	109,449
Enagas SA	2,159	62,854
Eni SpA	24,216	427,861
EOG Resources, Inc.	3,860	367,395
Equinor ASA	12,989	284,720
Exxon Mobil Corp.	28,510	2,303,608
Galp Energia SGPS SA	5,341	85,582
Hess Corp.	1,640	98,777
HollyFrontier Corp.	1,000	49,270
Idemitsu Kosan Co., Ltd.	1,200	40,138
Inpex Corp.	11,643	110,759
JXTG Holdings, Inc.	32,750	149,502
Kinder Morgan, Inc./DE	12,789	255,908

Company	Shares	U.S. $ Value
Koninklijke Vopak NV	502	$24,044
Lundin Petroleum AB	3,430	116,147
Marathon Oil Corp.	5,605	93,659
Marathon Petroleum Corp.	4,641	277,764
Neste Oyj	1,428	152,226
Noble Energy, Inc.	3,200	79,136
Occidental Petroleum Corp.	5,050	334,310
Oil Search Ltd.	18,278	101,694
OMV AG	1,402	76,130
ONEOK, Inc.	2,718	189,825
Origin Energy Ltd.	16,658	85,272
Phillips 66	2,810	267,428
Pioneer Natural Resources Co.	1,115	169,792
Repsol SA	15,886	271,782
Royal Dutch Shell PLC-Class A	51,172	1,608,127
Royal Dutch Shell PLC-Class B	41,786	1,320,671
Santos Ltd.	18,468	89,418
Showa Shell Sekiyu KK (a)	4,285	58,640
Snam SpA	26,833	138,032
TOTAL SA	26,478	1,473,482
Valero Energy Corp.	2,825	239,645
Williams Cos., Inc. (The)	8,158	234,298
Woodside Petroleum Ltd.	10,061	246,998

		16,425,790

		17,475,236

Materials - 2.9%
Chemicals - 1.5%
Air Liquide SA	4,557	579,930
Air Products & Chemicals, Inc.	1,520	290,259
Akzo Nobel	3,226	286,576
Albemarle Corp. (c)	661	54,189
Arkema SA	1,159	110,567
Asahi Kasei Corp.	12,000	124,275
BASF SE	9,789	721,908
Celanese Corp.-Class A	858	84,607
CF Industries Holdings, Inc.	1,500	61,320
Chr Hansen Holding A/S	1,460	148,196
Clariant AG (a)	1,891	39,803
Covestro AG (b)	1,766	97,432
Croda International PLC	1,689	110,963
Daicel Corp.	3,000	32,673
DowDuPont, Inc.	15,470	824,706
Eastman Chemical Co.	930	70,568
Ecolab, Inc.	1,740	307,180
EMS-Chemie Holding AG	203	110,197
Evonik Industries AG	2,574	70,242
FMC Corp.	830	63,761
FUCHS PETROLUB SE (Preference Shares)	1,173	48,421
Givaudan SA	88	225,239
Hitachi Chemical Co., Ltd.	3,000	66,762
Incitec Pivot Ltd.	32,013	70,988
International Flavors & Fragrances, Inc.	651	83,804
Israel Chemicals Ltd.	9,886	51,654
Johnson Matthey PLC	1,842	75,539
JSR Corp.	800	12,447
Kansai Paint Co., Ltd.	3,000	57,345
Koninklijke DSM NV	2,026	221,006

Company	Shares	U.S. $ Value
Kuraray Co., Ltd.	3,000	$38,269
LANXESS AG	1,767	94,466
Linde PLC	3,700	650,941
LyondellBasell Industries NV-Class A	2,099	176,484
Mitsubishi Chemical Holdings Corp.	13,000	91,814
Mitsubishi Gas Chemical Co., Inc.	2,500	35,809
Mitsui Chemicals, Inc.	1,600	38,752
Mosaic Co. (The)	2,330	63,632
Nippon Paint Holdings Co., Ltd.	2,000	78,948
Nissan Chemical Corp.	1,000	45,938
Nitto Denko Corp.	1,600	84,335
Novozymes A/S-Class B	2,458	113,045
Orica Ltd.	7,662	95,968
PPG Industries, Inc.	1,650	186,235
Sherwin-Williams Co. (The)	565	243,351
Shin-Etsu Chemical Co., Ltd.	4,100	345,010
Showa Denko KK	1,500	53,022
Sika AG	1,200	167,823
Solvay SA	927	100,362
Sumitomo Chemical Co., Ltd.	15,000	70,025
Symrise AG	1,178	106,194
Taiyo Nippon Sanso Corp.	3,206	48,952
Teijin Ltd.	3,000	49,608
Toray Industries, Inc.	14,000	89,339
Tosoh Corp.	3,149	49,135
Umicore SA	2,002	89,104
Yara International ASA	1,297	53,144

		8,362,262

Construction Materials - 0.2%
Boral Ltd.	17,642	57,582
CRH PLC	8,841	274,032
Fletcher Building Ltd.	8,637	29,127
HeidelbergCement AG	1,342	96,734
James Hardie Industries PLC	3,449	44,499
LafargeHolcim Ltd. (a)	5,336	263,826
Martin Marietta Materials, Inc.	477	95,963
Taiheiyo Cement Corp.	1,304	43,552
Vulcan Materials Co.	915	108,336

		1,013,651

Containers & Packaging - 0.1%
Amcor Ltd./Australia	11,024	120,618
Avery Dennison Corp.	585	66,105
Ball Corp.	2,220	128,449
International Paper Co.	2,665	123,310
Packaging Corp. of America	575	57,144
Sealed Air Corp.	1,040	47,902
Smurfit Kappa Group PLC	2,476	69,201
Toyo Seikan Group Holdings Ltd.	1,700	34,873
Westrock Co.	1,647	63,162

		710,764

Metals & Mining - 1.0%
Alumina Ltd.	28,452	48,997
Anglo American PLC	11,577	309,643
Antofagasta PLC	6,389	80,384
ArcelorMittal	12,535	254,389
BHP Group Ltd.	32,976	901,343

Company	Shares	U.S. $ Value
BHP Group PLC	23,519	$567,442
BlueScope Steel Ltd.	6,941	68,893
Boliden AB	4,189	119,382
Fortescue Metals Group Ltd.	18,067	91,440
Freeport-McMoRan, Inc.	9,725	125,355
Fresnillo PLC	2,356	26,700
Glencore PLC (a)	130,406	540,423
Hitachi Metals Ltd.	5,000	58,251
JFE Holdings, Inc.	5,000	85,104
Kobe Steel Ltd.	1,199	9,021
Mitsubishi Materials Corp.	2,700	71,396
Newcrest Mining Ltd.	7,017	127,078
Newmont Mining Corp.	3,595	128,593
Nippon Steel & Sumitomo Metal Corp.	8,643	152,986
Norsk Hydro ASA	16,444	66,875
Nucor Corp.	2,110	123,119
Rio Tinto Ltd.	4,038	281,213
Rio Tinto PLC	13,185	766,352
South32 Ltd.	56,741	150,692
Sumitomo Metal Mining Co., Ltd.	2,500	74,080
thyssenkrupp AG	3,919	53,909
voestalpine AG	1,082	32,891

		5,315,951

Paper & Forest Products - 0.1%
Mondi PLC	3,496	77,412
Oji Holdings Corp.	14,000	87,120
Stora Enso Oyj-Class R	6,056	74,145
UPM-Kymmene Oyj	5,689	166,158

		404,835

		15,807,463

Utilities - 2.0%
Electric Utilities - 1.1%
Alliant Energy Corp.	1,588	74,842
American Electric Power Co., Inc.	3,325	278,469
AusNet Services	37,398	47,160
Chubu Electric Power Co., Inc.	6,100	95,362
Chugoku Electric Power Co., Inc. (The)	4,000	49,930
CK Infrastructure Holdings Ltd.	15,000	123,119
CLP Holdings Ltd.	12,500	144,982
Duke Energy Corp.	4,782	430,380
Edison International	2,165	134,057
EDP–Energias de Portugal SA	25,431	100,056
Electricite de France SA	11,071	151,555
Endesa SA	3,024	77,174
Enel SpA	88,110	564,592
Entergy Corp.	1,225	117,147
Evergy, Inc.	1,685	97,814
Eversource Energy	2,110	149,705
Exelon Corp.	6,497	325,695
FirstEnergy Corp.	3,235	134,608
Fortum Oyj	4,947	101,324
HK Electric Investments & HK Electric Investments Ltd.-Class SS (b)	104,180	106,437
Iberdrola SA	69,184	607,419
Kansai Electric Power Co., Inc. (The)	8,491	125,218
Kyushu Electric Power Co., Inc.	4,100	48,428

Company	Shares	U.S. $ Value
NextEra Energy, Inc.	3,245	$627,323
Orsted A/S (b)	2,499	189,394
Pinnacle West Capital Corp.	685	65,472
Power Assets Holdings Ltd.	8,500	58,973
PPL Corp.	4,795	152,193
Red Electrica Corp. SA	5,707	121,654
Southern Co. (The)	6,910	357,109
SSE PLC	10,739	166,152
Terna Rete Elettrica Nazionale SpA	23,069	146,415
Tohoku Electric Power Co., Inc.	4,300	54,905
Tokyo Electric Power Co. Holdings, Inc. (a)	13,800	87,300
Verbund AG	759	36,452
Xcel Energy, Inc.	3,420	192,238

		6,341,053

Gas Utilities - 0.2%
APA Group	13,346	94,738
Atmos Energy Corp.	792	81,521
Hong Kong & China Gas Co., Ltd.	87,278	209,314
Naturgy Energy Group SA	4,316	120,802
Osaka Gas Co., Ltd.	3,600	71,176
Toho Gas Co., Ltd.	2,017	90,709
Tokyo Gas Co., Ltd.	3,800	102,865

		771,125

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp./VA	4,385	79,281
Electric Power Development Co., Ltd.	1,600	39,016
Meridian Energy Ltd.	18,542	52,896
NRG Energy, Inc.	1,890	80,287
Uniper SE	2,006	60,509

		311,989

Multi-Utilities - 0.6%
AGL Energy Ltd.	6,423	99,285
Ameren Corp.	1,560	114,738
CenterPoint Energy, Inc.	3,295	101,157
Centrica PLC	64,140	95,543
CMS Energy Corp.	1,820	101,083
Consolidated Edison, Inc.	2,030	172,164
Dominion Energy, Inc.	5,050	387,133
DTE Energy Co.	1,170	145,946
E.ON SE	23,845	265,353
Engie SA	18,347	273,606
Innogy SE (b)	1,395	64,503
National Grid PLC	38,933	432,169
NiSource, Inc.	2,405	68,927
Public Service Enterprise Group, Inc.	3,405	202,291
RWE AG	5,973	160,388
Sempra Energy	1,860	234,100
Suez	5,769	76,427
United Utilities Group PLC	8,008	85,050
Veolia Environnement SA	5,882	131,603
WEC Energy Group, Inc.	2,088	165,119

		3,376,585

Water Utilities - 0.0%
American Water Works Co., Inc.	1,221	127,301
Severn Trent PLC	2,239	57,663

		184,964

		10,985,716

Company	Shares	U.S. $ Value
Real Estate - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.2%
Alexandria Real Estate Equities, Inc.	732	$104,354
American Tower Corp.	2,965	584,283
Apartment Investment & Management Co.-Class A	974	48,982
Ascendas Real Estate Investment Trust	58,294	125,296
AvalonBay Communities, Inc.	945	189,690
Boston Properties, Inc.	1,000	133,880
British Land Co. PLC (The)	9,308	71,463
Crown Castle International Corp.	2,770	354,560
Daiwa House REIT Investment Corp.	13	28,839
Dexus	13,420	121,458
Digital Realty Trust, Inc.	1,430	170,170
Duke Realty Corp.	2,348	71,802
Equinix, Inc.	620	280,959
Equity Residential	2,440	183,781
Essex Property Trust, Inc.	478	138,257
Extra Space Storage, Inc.	783	79,796
Federal Realty Investment Trust	522	71,958
Goodman Group	16,928	160,540
GPT Group (The)	17,105	75,451
Hammerson PLC	7,467	32,689
HCP, Inc.	3,180	99,534
Host Hotels & Resorts, Inc.	4,950	93,555
ICADE	1,592	134,651
Iron Mountain, Inc.	1,908	67,658
Japan Prime Realty Investment Corp.	15	61,747
Japan Real Estate Investment Corp.	12	70,736
Japan Retail Fund Investment Corp.	24	48,225
Kimco Realty Corp.	2,830	52,355
Klepierre SA	2,231	78,061
Land Securities Group PLC	9,736	115,916
Link REIT	21,500	251,715
Macerich Co. (The)	710	30,779
Mid-America Apartment Communities, Inc.	796	87,027
Mirvac Group	40,488	79,090
Nippon Building Fund, Inc.	13	88,026
Nippon Prologis REIT, Inc.	14	29,807
Nomura Real Estate Master Fund, Inc.	34	50,086
Prologis, Inc.	4,170	300,032
Public Storage	1,030	224,313
Realty Income Corp.	1,908	140,353
Regency Centers Corp.	1,133	76,466
SBA Communications Corp. (a)	770	153,738
Scentre Group	50,683	147,948
Segro PLC	11,022	96,752
Simon Property Group, Inc.	2,116	385,556
SL Green Realty Corp.	576	51,794
Stockland	23,010	62,939
UDR, Inc.	1,828	83,101
United Urban Investment Corp.	26	41,046
Ventas, Inc.	2,341	149,379
Vicinity Centres	39,646	73,201
Vornado Realty Trust	1,085	73,172
Welltower, Inc.	2,475	192,060
Weyerhaeuser Co.	4,998	131,647

		6,850,673

Company	Shares		U.S. $ Value
Real Estate Management & Development - 0.7%
Aeon Mall Co., Ltd.		1,700	$27,979
Aroundtown SA		11,635	95,972
Azrieli Group Ltd.		387	22,924
CapitaLand Ltd.		35,000	94,435
CBRE Group, Inc.-Class A (a)		2,065	102,114
City Developments Ltd.		11,000	73,617
CK Asset Holdings Ltd.		25,719	229,048
Daito Trust Construction Co., Ltd.		700	97,663
Daiwa House Industry Co., Ltd.		6,000	191,086
Deutsche Wohnen SE		3,212	155,863
Hang Lung Properties Ltd.		14,000	34,194
Henderson Land Development Co., Ltd.		27,655	176,006
Hongkong Land Holdings Ltd.		14,000	99,647
Hulic Co., Ltd.		6,591	64,763
Kerry Properties Ltd.		8,500	38,002
LendLease Group		10,380	91,336
Mitsubishi Estate Co., Ltd.		13,000	235,884
Mitsui Fudosan Co., Ltd.		10,000	251,915
New World Development Co., Ltd.		82,122	136,299
Nomura Real Estate Holdings, Inc.		3,600	69,274
Sino Land Co., Ltd.		63,328	122,620
Sumitomo Realty & Development Co., Ltd.		3,843	159,447
Sun Hung Kai Properties Ltd.		15,000	257,861
Swire Properties Ltd.		25,389	109,271
Swiss Prime Site AG (a)		976	85,548
Tokyu Fudosan Holdings Corp.		7,989	47,875
Unibail-Rodamco-Westfield		1,707	279,833
Vonovia SE		5,710	296,324
Wharf Holdings Ltd. (The)		13,000	39,300
Wharf Real Estate Investment Co., Ltd.		13,000	96,885
Wheelock & Co., Ltd.		17,000	124,764

			3,907,749

			10,758,422

Total Common Stocks (cost $236,001,783)			312,309,324

	Principal Amount (000)
GOVERNMENTS - TREASURIES - 31.8%
United States - 31.8%
U.S. Treasury Bonds 2.25%, 8/15/46	U.S.$	6,373	5,686,268
2.50%, 2/15/45-5/15/46		598	563,908
2.75%, 8/15/42-8/15/47		1,177	1,169,191
2.875%, 5/15/43-11/15/46		6,307	6,392,079
3.00%, 5/15/45-2/15/49		4,029	4,175,296
3.125%, 11/15/41-2/15/43		2,825	2,998,175
3.50%, 2/15/39		23	26,058
3.625%, 8/15/43		3,658	4,201,556
3.75%, 8/15/41-11/15/43		399	467,250
3.875%, 8/15/40		280	333,375

	Principal Amount (000)		U.S. $ Value
4.25%, 5/15/39	U.S.$	240	$300,038
4.375%, 11/15/39-5/15/41		1,258	1,599,426
4.50%, 8/15/39		317	409,277
4.75%, 2/15/37-2/15/41		1,127	1,486,045
5.25%, 11/15/28		690	856,570
5.375%, 2/15/31		650	844,797
5.50%, 8/15/28		1,383	1,739,771
6.00%, 2/15/26		2,846	3,504,137
6.125%, 11/15/27		732	943,822
6.25%, 8/15/23-5/15/30		724	965,729
6.875%, 8/15/25		849	1,076,638
7.25%, 8/15/22		775	899,484
7.625%, 2/15/25		55	70,976
8.00%, 11/15/21		9,123	10,437,282
U.S. Treasury Notes
0.875%, 5/15/19		841	839,723
1.00%, 8/31/19		4,087	4,062,733
1.125%, 2/28/21-9/30/21		2,905	2,836,076
1.25%, 5/31/19-10/31/21		6,732	6,592,785
1.375%, 8/31/20-8/31/23		8,189	8,028,944
1.50%, 5/31/19-8/15/26		2,035	1,919,259
1.625%, 6/30/20-2/15/26		15,907	15,489,313
1.75%, 3/31/22-5/15/23		12,336	12,124,028
1.875%, 11/30/21-10/31/22		6,713	6,636,084
2.00%, 11/15/21-11/15/26		21,825	21,573,946
2.125%, 8/15/21-5/15/25		13,382	13,294,307
2.25%, 11/15/24-11/15/27		6,743	6,689,322
2.375%, 8/15/24-5/15/27		1,829	1,833,688
2.50%, 1/31/21-5/15/24		7,335	7,406,104
U.S. Treasury Notes
2.625%, 8/15/20-2/15/29		2,178	2,190,977
2.75%, 11/15/23-2/15/28		3,400	3,476,386
2.875%, 10/31/23-8/15/28		2,906	3,000,955
3.125%, 5/15/21-11/15/28		2,049	2,156,743
3.625%, 2/15/21		5,756	5,893,092

Total Governments-Treasuries (cost $177,623,480)			177,191,613

	Shares
INVESTMENT COMPANIES - 10.5%
Funds and Investment Trusts - 10.5% (d)
iShares Core MSCI Emerging Markets ETF		273,917	14,164,248
iShares iBoxx High Yield Corporate Bond ETF (c)		193,711	16,750,190
Vanguard Global ex-U.S. Real Estate ETF		217,376	12,949,088
Vanguard Real Estate ETF		169,815	14,758,622

Total Investment Companies (cost $57,120,323)			58,622,148

	Notional Amount		U.S. $ Value
OPTIONS PURCHASED - CALLS - 0.0%
Options on Indices - 0.0%
S&P 500 Index Expiration: Apr 2019; Contracts: 16,000; Exercise Price: USD 2,875.00; Counterparty: Goldman Sachs International (a) (premiums paid $151,949)	USD	46,000,000	$151,949

	Shares
SHORT-TERM INVESTMENTS - 0.5%
Investment Companies - 0.5%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.38% (d)(e)(f) (cost $2,850,045)		2,850,045	2,850,045

Total Investments Before Security Lending Collateral for Securities Loaned - 98.9% (cost $473,747,580)			551,125,079

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 3.1%
Investment Companies - 3.1%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.38% (d)(e)(f) (cost $17,180,656)		17,180,656	17,180,656

Total Investments - 102.0% (cost $490,928,236) (g)			568,305,735
Other assets less liabilities - (2.0)%			(11,094,051)

Net Assets - 100.0%			$557,211,684

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Canadian Bond Futures	35	June 2019	$3,641,561	$26,950
Euro STOXX 50 Index Futures	188	June 2019	6,900,290	(2,410)
Mini MSCI EAFE Futures	19	June 2019	1,773,080	1,492
MSCI Emerging Markets Futures	353	June 2019	18,663,110	(33,400)
Russell 2000 E-Mini Futures	198	June 2019	15,283,620	(282,448)
S&P 500 E Mini Futures	3	June 2019	425,670	6,127
S&P Mid 400 E Mini Futures	81	June 2019	15,398,100	(82,428)
Sold Contracts
FTSE 100 Index Futures	40	June 2019	3,757,046	(78,665)
Hang Seng Index Futures	27	April 2019	5,000,535	(57,378)
S&P 500 E-Mini Futures	329	June 2019	46,681,810	(539,704)

				$(1,041,864)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CHF	9,442	USD	9,437	6/17/19	$(113,069)
Barclays Bank PLC	USD	6,323	CAD	8,472	6/17/19	28,747
BNP Paribas SA	CAD	2,047	USD	1,529	6/17/19	(5,701)
BNP Paribas SA	GBP	580	USD	762	6/17/19	4,247
BNP Paribas SA	JPY	400,587	USD	3,616	6/17/19	(20,109)
BNP Paribas SA	USD	5,680	EUR	4,958	6/17/19	(82,176)
BNP Paribas SA	USD	2,346	GBP	1,786	6/17/19	(10,807)
BNP Paribas SA	USD	2,291	NZD	3,320	6/17/19	(27,089)
Citibank, NA	JPY	958,880	USD	8,691	6/17/19	(11,589)
Citibank, NA	USD	3,051	NOK	26,407	6/17/19	19,604
Credit Suisse International	AUD	2,964	USD	2,106	6/17/19	(866)
Credit Suisse International	EUR	6,805	USD	7,731	6/17/19	49,301
Credit Suisse International	GBP	5,111	USD	6,715	6/17/19	32,275
Credit Suisse International	SEK	31,416	USD	3,402	6/17/19	4,141
Credit Suisse International	USD	3,360	SEK	31,322	6/17/19	28,204
Goldman Sachs Bank USA	EUR	5,479	USD	6,290	6/17/19	104,611
JPMorgan Chase Bank, NA	USD	2,145	AUD	2,964	6/17/19	(37,772)
JPMorgan Chase Bank, NA	USD	6,279	EUR	5,499	6/17/19	(70,834)
Morgan Stanley Capital Services, Inc.	EUR	4,447	USD	5,062	6/17/19	41,491
State Street Bank & Trust Co.	EUR	4,403	USD	4,991	6/17/19	20,722
State Street Bank & Trust Co.	USD	7,942	NZD	11,598	6/17/19	(32,254)
State Street Bank & Trust Co.	USD	872	SEK	8,149	6/17/19	9,061
UBS AG	JPY	151,323	USD	1,378	6/17/19	4,334
UBS AG	JPY	157,671	USD	1,428	6/17/19	(2,919)
UBS AG	NZD	4,401	USD	3,019	6/17/19	17,185

						$(51,262)

(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019, the aggregate market value of these securities amounted to $1,173,032 or 0.2% of net assets.

(c)	Represents entire or partial securities out on loan.
(d)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(e)	Affiliated investments.
(f)	The rate shown represents the 7-day yield as of period end.
(g)

As of March 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $96,517,827 and gross unrealized depreciation of investments was $(20,233,454), resulting in net unrealized appreciation of $76,284,373.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
MSCI	-	Morgan Stanley Capital International
REG	-	Registered Shares

AB Variable Products Series Fund, Inc.

AB Dynamic Asset Allocation Portfolio

March 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2019:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$20,545,068		$28,613,769		$	– 0	–	$49,158,837
Information Technology	34,716,835		8,735,382			– 0	–	43,452,217
Health Care	23,704,213		17,002,806			– 0	–	40,707,019
Industrials	15,220,104		21,747,089			– 0	–	36,967,193
Consumer Discretionary	16,806,825		16,270,667			– 0	–	33,077,492
Consumer Staples	12,426,429		16,927,320			– 0	–	29,353,749
Communication Services	16,692,701		7,873,279			– 0	–	24,565,980
Energy	8,620,155		8,855,081			– 0	–	17,475,236
Materials	4,228,384		11,579,079			– 0	–	15,807,463
Utilities	5,794,655		5,191,061			– 0	–	10,985,716
Real Estate	5,369,814		5,388,608			– 0	–	10,758,422
Governments - Treasuries	– 0	–	177,191,613			– 0	–	177,191,613
Investment Companies	58,622,148		– 0	–		– 0	–	58,622,148
Options Purchased - Calls	– 0	–	151,949			– 0	–	151,949
Short-Term Investments	2,850,045		– 0	–		– 0	–	2,850,045
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	17,180,656		– 0	–		– 0	–	17,180,656

Total Investments in Securities	242,778,032		325,527,703			– 0	–	568,305,735
Other Financial Instruments (a):
Assets:
Futures	34,569		– 0	–		– 0	–	34,569
Forward Currency Exchange Contracts	– 0	–	363,923			– 0	–	363,923
Liabilities:
Futures	(937,980)		(138,453)			– 0	–	(1,076,433)
Forward Currency Exchange Contracts	– 0	–	(415,185)			– 0	–	(415,185)

Total	$241,874,621		$325,337,988		$	– 0	–	$567,212,609

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2019 is as follows:

Fund	Market Value 12/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$14,797	$42,012	$53,959	$2,850	$60
Government Money Market Portfolio*	869	56,678	40,366	17,181	32

Total	$15,666	$98,690	$94,325	$20,031	$92

*	Investments of cash collateral for securities lending transactions